Derivatives - Summary Of Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
For fair value hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets	[1]	₩ 0		₩ 0
Carrying amounts of the hedging item, liabilities	[1]	3,952,047		3,943,224
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	[1]	0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	[1]	₩ 129,306		₩ 142,902
Line item in the statement of financial position in which the hedged item is included	[1]	Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness	[1]	₩ (17,417)		₩ (58,306)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	0	[2]	0	[3]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	[1]	129,306		142,902
For fair value hedging | Interest rate risk | Debentures on foreign currency as hedged items [member]
Disclosure of detailed information about hedged items [line items]
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		124,647		141,818
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		124,647		141,818
For fair value hedging | Interest rate risk | Debentures on local currency as hedged items [member]
Disclosure of detailed information about hedged items [line items]
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		4,659		1,084
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		4,659		1,084
For cash flow hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		139,987		179,945
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (211)		₩ 2,433
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(133)	[2]	25	[3]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		1,275,768		346,388
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (110,714)		₩ 22,914
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(7,825)	[2]	(8,819)	[3]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0		0
For cash flow hedging | Foreign currencies translation risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		444,345		406,059
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures		Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (41,134)		₩ (13,419)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(7,479)	[2]	(11,416)	[3]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0		0
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0		0
Carrying amounts of the hedging item, liabilities		1,270,020		1,113,989
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0		₩ 0
Line item in the statement of financial position in which the hedged item is included		Foreign operations net asset		Foreign operations net asset
Changing in fair value used for calculating hedge ineffectiveness		₩ 156,015		₩ 19,088
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(149,577)	[2]	(34,750)	[3]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		₩ 0		₩ 0

[1]	After tax amount
[2]	The accumulated profit on debentures on foreign currency amounted to 124,647 million Won, and the accumulated loss on debentures on local currency amounted to 4,659 million Won, as of December 31, 2024.
[3]	The accumulated profit on debentures on foreign currency amounted to 141,818 million Won, and the accumulated loss on debentures on local currency amounted to 1,084 million Won, as of December 31, 2023.